Operating Leases - Schedule of Operating Lease Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Operating Lease Liabilities [Abstract]
2025	¥ 2,162,055
2026	1,363,825
2027	1,197,632
2028	602,088
2029
Total lease payments	5,325,600
Less: imputed interest	(494,141)
Total lease liabilities	4,831,459
Less: current portion	(1,914,109)	$ (266,277)	¥ (3,479,752)
Non-current lease liabilities	¥ 2,917,350	$ 405,841	¥ 3,730,672